OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING LEASES
Right-of-use assets	$ 2,252
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to Kaixin Auto Holdings of $nil and $1,224 as of December 31, 2018 and 2019, respectively)	1,785
Lease liabilities - non-current	810
Cash paid for amounts included in the measurement of lease liabilities	1,211
Decrease in the lease liabilities arising from the acquisition of right-of-use assets	$ 211
Weighted average remaining lease term	1 year 10 months 24 days
Weighted average discount rate of the operating leases	10.92%
Short term lease commitments under non-cancellable operating leases	$ 384
Rental and other expenses, from continuing operations		$ 3,895	$ 1,322
Rental and other expenses, from discontinued operations		$ 234	$ 177